3. STOCK-BASED COMPENSATION (Details)	3 Months Ended
Sep. 30, 2015 $ / shares shares
Stock Options
Range of exercise prices	$0.27-$13.75
Number of shares outstanding | shares	1,079,079
Weighted average contractual life	8 years 2 months 16 days
Weighted average exercise price | $ / shares	$ 1.43
Exercisable number of shares | shares	659,329
Exercisable weighted average exercise price | $ / shares	$ 1.87
Option 1
Range of exercise prices	0.73
Number of shares outstanding | shares	319,000
Weighted average contractual life	9 years 7 months 20 days
Weighted average exercise price | $ / shares	$ .73
Exercisable number of shares | shares	106,333
Exercisable weighted average exercise price | $ / shares	$ 0.73
Option 2
Range of exercise prices	0.73
Number of shares outstanding | shares	330,000
Weighted average contractual life	9 years 7 months 20 days
Weighted average exercise price | $ / shares	$ .73
Exercisable number of shares | shares	137,500
Exercisable weighted average exercise price | $ / shares	$ 0.73
Option 3
Range of exercise prices	0.90
Number of shares outstanding | shares	35,000
Weighted average contractual life	8 years 9 months 11 days
Weighted average exercise price | $ / shares	$ .90
Exercisable number of shares | shares	20,417
Exercisable weighted average exercise price | $ / shares	$ 0.90
Option 4
Range of exercise prices	0.90
Number of shares outstanding | shares	30,000
Weighted average contractual life	8 years 9 months 11 days
Weighted average exercise price | $ / shares	$ .90
Exercisable number of shares | shares	30,000
Exercisable weighted average exercise price | $ / shares	$ 0.90
Option 5
Range of exercise prices	1.20
Number of shares outstanding | shares	207,800
Weighted average contractual life	6 years 5 months 1 day
Weighted average exercise price | $ / shares	$ 1.20
Exercisable number of shares | shares	207,800
Exercisable weighted average exercise price | $ / shares	$ 1.20
Option 6
Range of exercise prices	0.90
Number of shares outstanding | shares	9,000
Weighted average contractual life	8 years 3 months 4 days
Weighted average exercise price | $ / shares	$ .90
Exercisable number of shares | shares	9,000
Exercisable weighted average exercise price | $ / shares	$ 0.90
Option 7
Range of exercise prices	0.85
Number of shares outstanding | shares	9,000
Weighted average contractual life	7 years 3 months 4 days
Weighted average exercise price | $ / shares	$ .85
Exercisable number of shares | shares	9,000
Exercisable weighted average exercise price | $ / shares	$ 0.85
Option 8
Range of exercise prices	0.55
Number of shares outstanding | shares	44,000
Weighted average contractual life	6 years 4 months 13 days
Weighted average exercise price | $ / shares	$ .55
Exercisable number of shares | shares	44,000
Exercisable weighted average exercise price | $ / shares	$ 0.55
Option 9
Range of exercise prices	0.27
Number of shares outstanding | shares	40,000
Weighted average contractual life	5 years 9 months 14 days
Weighted average exercise price | $ / shares	$ .27
Exercisable number of shares | shares	40,000
Exercisable weighted average exercise price | $ / shares	$ 0.27
Option 10
Range of exercise prices	1.35
Number of shares outstanding | shares	1,200
Weighted average contractual life	4 years 1 month 24 days
Weighted average exercise price | $ / shares	$ 1.35
Exercisable number of shares | shares	1,200
Exercisable weighted average exercise price | $ / shares	$ 1.35
Option 11
Range of exercise prices	1.25
Number of shares outstanding | shares	1,200
Weighted average contractual life	3 years 1 month 28 days
Weighted average exercise price | $ / shares	$ 1.25
Exercisable number of shares | shares	1,200
Exercisable weighted average exercise price | $ / shares	$ 1.25
Option 12
Range of exercise prices	6.25
Number of shares outstanding | shares	1,600
Weighted average contractual life	1 year 1 month 28 days
Weighted average exercise price | $ / shares	$ 6.25
Exercisable number of shares | shares	1,600
Exercisable weighted average exercise price | $ / shares	$ 6.25
Option 13
Range of exercise prices	7.75
Number of shares outstanding | shares	1,200
Weighted average contractual life	2 years 1 month 28 days
Weighted average exercise price | $ / shares	$ 7.75
Exercisable number of shares | shares	1,200
Exercisable weighted average exercise price | $ / shares	$ 7.75
Option 14
Range of exercise prices	11.50
Number of shares outstanding | shares	800
Weighted average contractual life	1 month 28 days
Weighted average exercise price | $ / shares	$ 11.50
Exercisable number of shares | shares	800
Exercisable weighted average exercise price | $ / shares	$ 11.50
Option 15
Range of exercise prices	13.75
Number of shares outstanding | shares	49,279
Weighted average contractual life	7 months 10 days
Weighted average exercise price | $ / shares	$ 13.75
Exercisable number of shares | shares	49,279
Exercisable weighted average exercise price | $ / shares	$ 13.75